Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities.
Lease liabilities

18.Lease liabilities

	2025	2024
	US$’000	US$’000
At beginning of financial year	231,288	157,839
Additions	59,634	68,177
Lease remeasurement	86,266	108,036
Derecognition of lease liabilities	(138,219)	—
Repayments	(101,830)	(102,764)
At end of financial year	137,139	231,288
Non-current	72,836	60,588
Current	64,303	170,700
	137,139	231,288